Components of Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2020
Components of Other Comprehensive Loss
Schedule of changes in accumulated other comprehensive loss

	March 31,
	2018	2019	2020
Actuarial loss on defined benefit plan:
Actuarial loss on obligation (refer to note 34)	(5,047)	(5,776)	25,396
Income tax expense	187	250	(881)
Total	(4,860)	(5,526)	24,515

Foreign currency translation:
Foreign currency translation differences	(9,879)	(4,834)	(28,658)
Income tax expense	—	—	—
Balance at the end of year	(9,879)	(4,834)	(28,658)